POSTRETIREMENT BENEFITS (Details 6) - Other Postretirement Benefit Plans, Defined Benefit $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
One-Percentage Point Increase [Abstract]
Effect of one percentage point increase on total of service and interest costs	$ 0.2
Effect of one percentage point increase on postretirement benefit obligation	3.1
One-Percentage Point Decrease [Abstract]
Effect of one percentage point decrease on total of service and interest costs	(0.2)
Effect of one percentage point decrease on postretirement benefit obligation	$ (2.6)